Revenue Recognition (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
Operating revenue, net for the three months ended March 31, 2020, and 2019, was as follows:

	FOR THE THREE MONTHS ENDED MAR. 31, 2020
(THOUSANDS)	CLECO POWER		CLECO CAJUN		OTHER		ELIMINATIONS	TOTAL
Revenue from contracts with customers
Retail revenue
Residential (1)	$81,571		$—		$—		$—	$81,571
Commercial (1)	61,110		—		—		—	61,110
Industrial (1)	32,210		—		—		—	32,210
Other retail (1)	3,461		—		—		—	3,461
Surcharge	2,443		—		—		—	2,443
Electric customer credits	(8,340)		—		—		—	(8,340)
Total retail revenue	172,455		—		—		—	172,455
Wholesale, net	42,229	(1)	89,147		(2,420)	(2)	—	128,956
Transmission, net	12,069		12,931	(3)	—		(1,818)	23,182
Other	3,695	(4)	—		1		—	3,696
Affiliate (5)	1,106		161		29,278		(30,545)	—
Total revenue from contracts with customers	231,554		102,239		26,859		(32,363)	328,289
Revenue unrelated to contracts with customers
Other	1,406	(6)	17,877	(7)	—		—	19,283
Total revenue unrelated to contracts with customers	1,406		17,877		—		—	19,283
Operating revenue, net	$232,960		$120,116		$26,859		$(32,363)	$347,572

(1) Includes fuel recovery revenue.

(2) Amortization of intangible assets related to Cleco Power’s wholesale power supply agreements.

(3) Includes $0.2 million of electric customer credits.

(4) Includes $3.7 million of other miscellaneous fee revenue.

(5) Includes interdepartmental rents and support services. This revenue is eliminated upon consolidation.

(6) Includes realized gains associated with FTRs of $1.4 million.

(7) Includes $15.6 million in lease revenue related to the Cottonwood Sale Leaseback and $2.3 million of deferred lease revenue amortization.

	FOR THE THREE MONTHS ENDED MAR. 31, 2019
(THOUSANDS)	CLECO POWER		CLECO CAJUN		OTHER		ELIMINATIONS	TOTAL
Revenue from contracts with customers
Retail revenue
Residential (1)	$87,148		$—		$—		$—	$87,148
Commercial (1)	65,380		—		—		—	65,380
Industrial (1)	37,870		—		—		—	37,870
Other retail (1)	3,681		—		—		—	3,681
Surcharge	5,321		—		—		—	5,321
Electric customer credits	(8,160)		—		—		—	(8,160)
Total retail revenue	191,240		—		—		—	191,240
Wholesale, net	55,546	(1)	58,191		(2,420)	(2)	—	111,317
Transmission	12,579		8,727		—		—	21,306
Other	6,851	(3)	(26)		2		—	6,827
Affiliate (4)	300		—		26,535		(26,835)	—
Total revenue from contracts with customers	266,516		66,892		24,117		(26,835)	330,690
Revenue unrelated to contracts with customers
Other	2,229	(5)	11,267	(6)	—		—	13,496
Total revenue unrelated to contracts with customers	2,229		11,267		—		—	13,496
Operating revenue, net	$268,745		$78,159		$24,117		$(26,835)	$344,186

(1) Includes fuel recovery revenue.

(2) Amortization of intangible assets related to Cleco Power’s wholesale power supply agreements.

(3) Includes $4.4 million of other miscellaneous fee revenue and $2.4 million of Teche Unit 3 SSR revenue at Cleco Power.

(4) Includes interdepartmental rents and support services. This revenue is eliminated upon consolidation.

(5) Includes realized gains associated with FTRs of $4.8 million and the reversal of the LCFC revenue of $(2.6) million.

(6) Includes $9.8 million in lease revenue related to the Cottonwood Sale Leaseback and $1.4 million of deferred lease revenue amortization.

Operating revenue, net for the year ended December 31, 2019, and 2018, was as follows:

	FOR THE YEAR ENDED DEC. 31, 2019
(THOUSANDS)	CLECO POWER		CLECO CAJUN		OTHER		ELIMINATIONS	TOTAL
Revenue from contracts with customers
Retail revenue
Residential (1)	$415,242		$—		$—		$—	$415,242
Commercial (1)	289,197		—		—		—	289,197
Industrial (1)	149,711		—		—		—	149,711
Other retail (1)	15,046		—		—		—	15,046
Surcharge	22,132		—		—		—	22,132
Electric customer credits	(35,880)		—		—		—	(35,880)
Total retail revenue	855,448		—		—		—	855,448
Wholesale, net	226,978	(1)	374,635	(2)	(9,680	)(3)	(1)	591,932
Transmission, net	50,874	(4)	51,315	(5)	—		(7,471)	94,718
Other	19,324	(6)	—		2		—	19,326
Affiliate (7)	3,125		108		109,067		(112,300)	—
Total revenue from contracts with customers	1,155,749		426,058		99,389		(119,772)	1,561,424
Revenue unrelated to contracts with customers
Other	12,621	(8)	65,560	(9)	—		—	78,181
Total revenue unrelated to contracts with customers	12,621		65,560		—		—	78,181
Operating revenue, net	$1,168,370		$491,618		$99,389		$(119,772)	$1,639,605

(1)	Includes fuel recovery revenue.

(2)	Includes $0.8 million of electric customer credits.

(3)	Amortization of intangible assets related to Cleco Power’s wholesale power supply agreements.

(4)	Includes $2.6 million of electric customer credits.

(5)	Includes $0.7 million of electric customer credits.

(6)	Includes $16.1 million of other miscellaneous fee revenue and $3.2 million of Teche Unit 3 SSR revenue.

(7)	Includes interdepartmental rents and support services. This revenue is eliminated upon consolidation.

(8)	Includes realized gains associated with FTRs of $12.4 million and LCFC revenue of $0.2 million.

(9)	Includes $57.1 million in lease revenue related to the Cottonwood Sale Leaseback and $8.4 million of deferred lease revenue amortization.

	FOR THE YEAR ENDED DEC. 31, 2018
(THOUSANDS)	CLECO POWER	OTHER		ELIMINATIONS	TOTAL
Revenue from contracts with customers
Retail revenue
Residential (1)	$435,610	$—		$—	$435,610
Commercial (1)	288,791	—		—	288,791
Industrial (1)	167,001	—		—	167,001
Other retail (1)	15,582	—		—	15,582
Surcharge	23,138	—		—	23,138
Electric customer credits	(33,195)	—		—	(33,195
Total retail revenue	896,927	—		—	896,927
Wholesale, net (1)	219,598	(9,680	)(2)	—	209,918
Transmission	54,531	—		—	54,531
Other (3)	27,800	2		—	27,802
Affiliate (4)	874	74,591		(75,465)	—
Total revenue from contracts with customers	1,199,730	64,913		(75,465)	1,189,178
Revenue unrelated to contracts with customers
Other (5)	41,866	—		—	41,866
Total revenue unrelated to contracts with customers	41,866	—		—	41,866
Operating revenue, net	$1,241,596	$64,913		$(75,465)	$1,231,044

(1)	Includes fuel recovery revenue.

(2)	Amortization of intangible assets related to wholesale power supply agreements.

(3)	Other revenue from contracts with customers includes $18.2 million of other miscellaneous fee revenue and $9.6 million of Teche Unit 3 SSR revenue.

(4)	Affiliate revenue from contracts with customers includes interdepartmental rents and support services. This revenue is eliminated upon consolidation.

(5)	Includes realized gains associated with FTRs of $39.3 million and LCFC revenue of $2.6 million.